Comprehensive Loss	9 Months Ended
Apr. 30, 2014
Comprehensive Loss [Abstract]
Comprehensive Loss

4.Comprehensive Loss

Comprehensive loss is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources, including unrealized gains and losses on marketable securities and foreign currency translation adjustments. For the three and nine months ended April 30, 2014 and 2013, our comprehensive loss consisted only of net loss.